Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Sales and other income	$ 1,720	$ 1,435
Product sales	1,706	1,422
Interest, dividends and other	14	13
Cost and expenses	1,068	1,077
Production costs	785	708
Exploration costs	75	57
Related party transactions	(4)	(4)
General and administrative	70	68
Royalties	48	40
Market development costs	1	3
Depreciation, depletion and amortization	189	192
Impairment of assets	0	1
Interest expense	44	44
Accretion expense	8	7
Employment severance costs	3	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(27)	(2)
Non-hedge derivative (gain)/loss and movement on bonds	(124)	(41)
Income from continuing operations before income tax and equity income in associates	652	358
Taxation expense	(265)	(124)
Equity income in associates	10	9
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	397	243
Less: Net income attributable to noncontrolling interests	(13)	(6)
Net income - attributable to AngloGold Ashanti	384	237
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	383	236
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 1.00	$ 0.62
Ordinary shares - diluted (USD per share)	$ 0.68	$ 0.53
Ordinary shares - weighted (Shares)	384,276,242	382,859,559
Ordinary shares - diluted weighted (Shares)	418,771,725	417,218,627
Dividend declared per ordinary share (cents)	$ 0.26	$ 0.11
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 1	$ 1
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 0.50	$ 0.31
Ordinary shares - diluted (USD per share)	$ 0.47	$ 0.29
Ordinary shares - weighted (Shares)	2,569,675	2,782,784
Ordinary shares - diluted weighted (Shares)	2,569,675	2,782,784
Dividend declared per ordinary share (cents)	$ 0.13	$ 0.06